Equity and Debt Financing Agreements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Volatility	186.00%	217.00%	235.00%
Risk Free Interest Rate	0.45%	0.65%
Minimum [Member]
Expected Term	4 days	11 days	11 days
Risk Free Interest Rate			0.12%
Maximum [Member]
Expected Term	1 year 6 months	1 year 5 months 16 days	1 year 4 months 24 days
Risk Free Interest Rate			2.00%
Note Inception Date [Member] | Minimum [Member]
Volatility	188.00%	195.00%
Expected Term	4 months 24 days	4 months 24 days
Risk Free Interest Rate	0.12%	0.21%
Note Inception Date [Member] | Maximum [Member]
Volatility	374.00%	374.00%
Expected Term	2 years	1 year 6 months
Risk Free Interest Rate	2.00%	2.00%